Filed Pursuant to Rule 497 (e)
Registration No. 033-08746

Supplement dated June 20, 2016
to the Tocqueville Trust Prospectus
dated February 24, 2016, as supplemented (the “Prospectus”)
Disclosure Regarding The Delafield Fund (the “Delafield Fund”) and
The Tocqueville Select Fund (the “Select Fund” and together with the Delafield Fund, the
“Funds”)

    Effective immediately, Mr. Joshua Kaufthal and Mr. James Maxwell are being added as co-portfolio managers of each Fund. Therefore, effective immediately, the first paragraph of sub-section “Portfolio Managers” under the section “Management” of the Prospectus for the Delafield Fund is being deleted and being replaced with the following:

“J. Dennis Delafield and Vincent Sellecchia are co-lead portfolio managers of the Delafield Fund.  Each has been a portfolio manager of the Delafield Fund (and the Predecessor Delafield Fund) since November 1993.  Joshua Kaufthal and James Maxwell have been portfolio managers of the Delafield Fund since June 2016.”

In addition, effective immediately, the first paragraph of sub-section “Portfolio Managers” under the section “Management” of the Prospectus for the Select Fund is being deleted and being replaced with the following:

“Vincent Sellecchia, J. Dennis Delafield and Donald Wang are co-lead portfolio managers of the Select Fund.  Messrs. Sellecchia, Delafield and Wang each have been a portfolio manager of the Select Fund (and the Predecessor Select Fund and the Limited Partnership) since July 1998, June 2005 and November 2003, respectively. Joshua Kaufthal and James Maxwell have been portfolio managers of the Select Fund since June 2016.”

In addition, effective immediately, the seventh, eighth, and ninth paragraphs of sub-section “Portfolio Management” under the section “Management of the Funds” of the Prospectus are being deleted and replaced with the following:

“J. Dennis Delafield has been a co-lead portfolio manager or co-portfolio manager of the Delafield Fund and the Select Fund since September 2009. Mr. Delafield also serves as a Senior Portfolio Manager of the Advisor. Mr. Delafield joined the Advisor in September 2009. Prior to joining the Advisor, Mr. Delafield was a Managing Director of the Predecessor Delafield and Select Funds’ advisor, Reich & Tang Asset Management LLC. Mr. Delafield was the Chairman and Director and a portfolio manager of the Predecessor Delafield Fund and Predecessor Select Fund (and Limited Partnership) since 1993 and 2005, respectively. Mr. Delafield was associated with Reich & Tang Asset Management LLC in an investment advisory capacity since September 1991. Mr. Delafield received a BA from Princeton University in 1957 and achieved his Chartered Financial Analyst designation in 1968.

Vincent Sellecchia has been a co-lead portfolio manager or co-portfolio manager of the Delafield Fund and the Select Fund since September 2009. Mr. Sellecchia also serves as a Senior Portfolio Manager of the Advisor. Prior to joining the Advisor, Mr. Sellecchia was a Managing Director of the Predecessor Delafield and Select Funds’ advisor, Reich & Tang Asset Management LLC. Mr. Sellecchia was the President and portfolio manager of the Predecessor Delafield Fund and Predecessor Select Fund (and Limited Partnership) since 1993 and 1998, respectively. Mr. Sellecchia was associated with Reich & Tang Asset Management LLC in an investment advisory capacity since September 1991. Mr. Sellecchia received his BA from Boston College in 1974 and a MBA from New York University in 1976. He achieved his Chartered Financial Analyst designation in 1980.

Donald Wang has been a co-lead portfolio manager or co-portfolio manager of the Select Fund since September 2009. Mr. Wang also serves as a Portfolio Manager of the Advisor. Mr. Wang joined the Advisor in September 2009. Prior to joining the Advisor, Mr. Wang was a Managing Director of Reich & Tang Asset Management LLC, the Predecessor Select Fund’s investment adviser. Mr. Wang was a portfolio manager of the Predecessor Select Fund since September 2008. Mr. Wang was a portfolio manager of the limited partnership that was reorganized into the Predecessor Select Fund from November 2003 through September 2008. Mr. Wang received his BS from New York University in 1989. He achieved his Chartered Financial Analyst designation in 1993.

Joshua Kaufthal has been a co-portfolio manager of the Delafield Fund and Select Fund since June 2016. Mr. Kaufthal joined the Advisor in 2009. Prior to joining the Advisor, Mr. Kaufthal spent six years at Delafield Asset Management, a division of Reich & Tang Asset Management LLC, the Predecessor Delafield Fund and Select Fund’s investment adviser. Prior to that, he spent three years as an Associate Analyst in the equity research department at UBS. Mr. Kaufthal earned a B.A. in Communications from the University of Pennsylvania.

James Maxwell has been a co-portfolio manager of the Delafield Fund and Select Fund since June 2016. Mr. Maxwell joined the Advisor in 2009. Prior to joining the Advisor, Mr. Maxwell spent three years at Delafield Asset Management, a division of Reich & Tang Asset Management LLC, the Predecessor Delafield Fund and Select Fund’s investment adviser. Mr. Maxwell graduated Cum Laude with a double major in Finance and Economics from Northern Arizona University. Mr. Maxwell achieved his Chartered Financial Analyst designation in 2013.”

In addition, effective immediately, the first sentence of the section “Principal Investment Strategies” of the Prospectus for the Select Fund is being deleted and being replaced with the following:

“Under normal circumstances, the Select Fund invests in a focused group of approximately 20 to 25 common stocks issued primarily by small to mid-sized U.S. companies that the portfolio managers believe represent the best equity investment opportunities identified by the portfolio managers.”

Filed Pursuant to Rule 497 (e)
Registration No. 033-08746

In addition, effective immediately, the first sentence of sub-section “The Select Fund” under the section “Investment Objectives and Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings” of the Prospectus is being deleted and replaced with the following:

“Under normal circumstances, the Select Fund will invest in a focused group of approximately 20 to 25 common stocks issued primarily by small to mid-sized U.S. companies that the portfolio managers believe represent the best equity investment opportunities identified by the portfolio managers.”

Please retain this Supplement with your Prospectus for reference.

Filed Pursuant to Rule 497 (e)
Registration No. 033-08746
Supplement dated June 20, 2016
to the Tocqueville Trust Statement of Additional Information
dated February 24, 2016, as supplemented (the “SAI”)
Disclosure Regarding The Delafield Fund (the “Delafield Fund”) and
The Tocqueville Select Fund (the “Select Fund” and together with the Delafield Fund, the
“Funds”)

Effective immediately, Mr. Joshua Kaufthal and Mr. James Maxwell are being added as co-portfolio managers of each Fund. Therefore, effective immediately, the first table in subsection “Management of Other Accounts” under the section “Investment Advisory and Other Services” is being deleted and being replaced with the following:

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Robert W. Kleinschmidt	0	2	47	0	0	0
	$0	$139,409,266	$1,592,488,231	$0	$0	$0
James E. Hunt	0	3	84	0	0	0
	$0	$25,279,043	$784,724,290	$0	$0	$0
Thomas R. Vandeventer	0	0	136	0	0	0
	$0	$0	$809,722,259	$0	$0	$0
John Hathaway	0	7	7	0	5	0
	$0	$557,473,986	$104,385,979	$0	$122,160,324	$0
Douglas B. Groh	0	4	7	0	2	0
	$0	$548,641,398	$104,385,979	$0	$113,327,735	$0
J. Dennis Delafield	1	1	70	0	0	0
	$171,391,474	$2,790,837	$285,802,304	$0	$0	$0
Vincent Sellecchia	1	1	70	0	0	0
	$171,391,474	$2,790,837	$285,802,304	$0	$0	$0
Donald Wang	0	2	6	0	1	0
	$0	$30,093,523	$40,268,718	$0	$27,302,687	$0
Joshua Kaufthal[1]	0	0	9	0	0	0
	$0	$0	$13,145,163	$0	$0	$0
James Maxwell[1]	0	0	9	0	0	0
	$0	$0	$13,145,163	$0	$0	$0

1  Mr. Kaufthal and Mr. Maxwell began serving as new portfolio managers effective as of June 2016. The information provided is as of May 31, 2016.

Filed Pursuant to Rule 497 (e)
Registration No. 033-08746

In addition, the subsection “Compensation” under the section “Investment Advisory and Other Services” is being deleted and being replaced with the following:

“Compensation. As of October 31, 2015, each of Messrs. Kleinschmidt, Hunt, Vandeventer, Hathaway, Sellecchia, Delafield, Wang and Groh receive compensation in connection with his management of the Fund for which he acts as portfolio manager and other accounts identified above, which includes the following components: (1) base remuneration, (2) incentive fee (with respect to Messrs. Hathaway, Hunt, Wang and Groh), and (3) a discretionary annual bonus. As of May 31, 2016, each of Messrs. Kaufthal and Maxwell did not receive compensation in connection with his management of the Fund for which he acts as portfolio manager and other accounts identified above. In addition, Messrs. Kleinschmidt, Hunt, Vandeventer, Hathaway, Sellecchia and Delafield, as shareholders of Tocqueville Management Corp, the General Partner of the Advisor, also receive compensation based upon the profitability of the firm.

Base Remuneration. The annual base remuneration can be a fixed or variable amount. Certain Portfolio Managers and the investment team members are paid a fixed remuneration out of the variable amount, which is discussed below. Messrs. Wang, Groh, Kaufthal and Maxwell receive a fixed remuneration. Messrs. Kleinschmidt, Hunt, Vandeventer, Hathaway, Delafield and Sellecchia will receive a variable remuneration. The variable amount is calculated using the amount of investment advisory fees collected by the Advisor each month, in arrears, derived from the value of the portfolio assets of accounts (including the Funds), for which these individuals are Portfolio Managers. These Portfolio Managers will receive the balance of any respective variable amounts remaining as their compensation, after payment of the fixed amounts to the Portfolio Managers mentioned above and other members of the investment team and certain other expenses.

Incentive Fee. For some accounts managed by Messrs. Hathaway, Groh, Hunt and Wang, a portion of the fees paid to the Advisor may be linked to performance. For these particular accounts, the Advisor will receive an incentive fee in addition to the standard advisory fee if the performance of the account raises the value of the account above a predetermined threshold. These Portfolio Managers are then paid a percentage of all these incentive fees and the Advisor retains the balance. The Funds are not among the accounts included in the incentive fee arrangement and, consequently, the Funds’ performance does not impact Messrs. Hathaway, Groh, Hunt and Wang’s receipt of an incentive fee.

Bonus. Each Portfolio Manager is eligible to receive a discretionary annual bonus in addition to his base remuneration. The level of the discretionary bonus is determined by the General Partner based upon a number of factors, including the firm’s profitability, the expansion of the client account base, the securities market environment for the respective period, the portion of revenue generated by the work and effort of the Portfolio Manager, the involvement of the Portfolio Manager in the investment management functions of the Advisor, his role in the development of other investment professionals and his work relationship with support staff, and his overall contribution to strategic planning and his input in decisions for the Advisor’s group of investment managers.”

Filed Pursuant to Rule 497 (e)
Registration No. 033-08746

In addition, effective immediately, the first table in subsection “Ownership of Fund Securities” under the section “Investment Advisory and Other Services” of the SAI is being deleted and being replaced with the following:

Dollar Value of Shares Owned Beneficially as of October 31, 2015
Manager	Fund	None	$1- 10K	$10,001- 50K	$50,001- 100K	$100,001- 500K	$500,001- 1M	Above $1M
Robert W. Kleinschmidt	Tocqueville Fund							X
James E. Hunt	International Value Fund						X
Thomas R. Vandeventer	Opportunity Fund							X
John Hathaway	Gold Fund					X
Douglas B. Groh	Gold Fund					X
J. Dennis Delafield	The Delafield Fund							X
	The Select Fund							X
Vincent Sellecchia	The Delafield Fund							X
	The Select Fund					X
Donald Wang	The Select Fund	X
Joshua Kaufthal[1]	The Delafield Fund					X
	The Select Fund					X
James Maxwell[1]	The Delafield Fund					X
	The Select Fund				X

   1  Mr. Kaufthal and Mr. Maxwell began serving as new portfolio managers effective as of June 2016. The information provided is as of May 31, 2016.

Please retain this Supplement with your Statement of Additional Information for reference.